Segments	6 Months Ended
Jun. 30, 2024
Segments [Abstract]
SEGMENTS

NOTE 9:- SEGMENTS

a.	Business segments – chief reporting:

The operating segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Group is organized into two operating segments based on the products and services of the business units and has operating segments as follows.

1.	Product and Technology Segment – the Company develops and markets integrated cybersecurity hardware/software solutions that allow organizations to protect their RAM or confidential computing data to create a reliable work environment. The Company offers data and cybersecurity and system security and reliability solutions and related services such as consulting, planning, training, integrating and ongoing servicing of cybersecurity, risk management, system quality, reliability and security projects and fully managed corporate cybersecurity services.

2.	Professional Services Segment – the Company offers data and cybersecurity and system security and reliability solutions and related services such as consulting, planning, training, integrating and ongoing servicing of cybersecurity, risk management, system quality, reliability and security projects and fully managed corporate cybersecurity services. These segments share a unified product development, operations, and administrative resources.

Revenues and part of the expenses are allocated directly to business segments whereas joint expenses are not allocated to segments. The assets and liabilities that are not allocated consist of joint operational assets and liabilities that are shared by the various operating segments. The Company deems it is impractical to separate them. Segment asset and liability performances and segment income (loss) are estimated based on the operating income (loss) presented in the financial statements.

Below is data relating to business segments:

	Six months ended June 30, 2024
	Professional services	Products and technology	Unallocated	Total
	USD in thousands

Revenues from external customers	$15,258	$450	$-	$15,708

Total revenues	15,258	450	-	15,708

Segment results (operating loss)	$(9,905)	$(5,126)	$-	$(15,031)

Finance expenses, net				(10,045)

Loss before taxes on income				$(25,076)

	Six months ended June 30, 2023
	Professional services	Products and technology	Unallocated*	Total
	USD in thousands

Revenues from external customers	$24,438	$570	$-	$25,008

Total revenues	24,438	570	-	25,008

Segment results (operating loss)	$(31,762)	$(13,917)	$(13,880)	$(59,559)

Finance expenses, net				5,312

Loss before taxes on income				$(64,871)

*	Expenses related to RNER merger transaction and ELOC.

b.	Geographical segments:

Below is revenue by country, based on customer location, geographical segments were not analyzed due to immateriality (most of the Company revenues and the carrying amounts of non-current assets are in the Company’s country of domicile (Israel)):

Six months ended June 30, 2024

	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	$14,373	$531	$711	$93	$15,708

Six months ended June 30, 2023

	Israel	America	Europe	Asia Pacific	Total
	USD in thousands

Revenues	$22,923	$265	$1,599	$221	$25,008